Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals - Footnotes (Detail) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 1,583	[1]	$ 1,157	[2]	$ 1,166
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	863		776
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 720		$ 381

[1]	Included in Other current liabilities ($863 million) and Other noncurrent liabilities ($720 million).
[2]	Included in Other current liabilities ($776 million) and Other noncurrent liabilities ($381 million).